OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 2,831	$ 2,790
Accrued expenses	4,749	5,807
Deferred revenues	327	186
Government authorities	409	479
Income tax payable and tax provision	1,068	823
Others	47	115
Other accounts payable and accrued expenses	$ 9,431	$ 10,200